Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Computation of Basic and Diluted Earning Per Ordinary Share

The following table sets forth the computation of basic and diluted earnings per outstanding ordinary share:

	Year Ended December 31,
	2012	2013	2014
Numerator:
Net income	$45,817	$63,714	$54,434
Less net income attribute to noncontrolling interest			(8)
Redeemable noncontrolling interest			(534)
Preferred share dividends	(753)	—	—
Net income available to ordinary shareholders – basic	$45,064	$63,714	$53,892
Preferred share dividends	753	—	—

Net income available to ordinary shareholders – diluted	$45,817	$63,714	$53,892

Denominator:
Weighted-average ordinary shares outstanding – basic	52,395,427	54,208,065	52,219,176
Potential ordinary shares	1,913,091	502,639	372,259

Weighted-average ordinary shares outstanding – diluted	54,308,518	54,710,704	52,591,435

Earnings per share attributable to AVG Technologies N.V. ordinary shareholders – basic	$0.86	$1.18	$1.03
Earnings per share attributable to AVG Technologies N.V. ordinary shareholders – diluted	$0.84	$1.16	$1.02

Antidilutive Securities Excluded from Computation of Earning Per Share

The following securities that could potentially dilute basic earnings per share in the future have been excluded from the above computation of earnings per share as their inclusion would have been anti-dilutive.

	Year Ended December 31,
	2012	2013	2014
Market restricted stock units	—	26,630	100,000
Options to purchase ordinary shares	2,710,994	1,235,448	1,675,499

Anti-dilutive shares	2,710,994	1,262,078	1,775,499